Note 17 - Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Total capital to risk weighted assets actual amount	$ 512,025	$ 455,813
Total capital to risk weighted assets actual ratio	0.135	0.139
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 303,440	$ 261,404
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	0.080	0.080
Well capitalized amount	$ 379,300	$ 326,755
Total capital to risk weighted assets regulatory minimum capital requirement well capitalized ratio	0.100	0.100
Tier 1 capital to risk weighted assets actual amount	$ 466,076	$ 415,226
Tier 1 capital to risk weighted assets actual ratio	0.123	0.127
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 227,580	$ 196,052
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.060	0.060
Tier 1 capital to risk well capitalized amount	$ 303,440	$ 261,403
Tier 1 capital to risk weighted assets regulatory well capitalized ratio	0.080	0.080
Common equity Tier 1 capital to risk weighted assets actual amount	$ 466,061	$ 415,226
Common equity Tier 1 capital to risk weighted assets actual ratio	0.123	0.127
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 170,685	$ 147,039
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.045	0.045
Tier 1 capital to average assets actual amount	$ 466,076	$ 415,226
Tier 1 capital to average assets actual ratio	0.112	0.108
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 166,712	$ 154,280
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040	0.040
Wilson Bank [Member]
Total capital to risk weighted assets actual amount	$ 509,169	$ 452,130
Total capital to risk weighted assets actual ratio	0.134	0.138
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 303,334	$ 261,317
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	0.080	0.080
Well capitalized amount	$ 379,168	$ 326,646
Total capital to risk weighted assets regulatory minimum capital requirement well capitalized ratio	0.100	0.100
Tier 1 capital to risk weighted assets actual amount	$ 463,220	$ 411,543
Tier 1 capital to risk weighted assets actual ratio	0.122	0.126
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 227,500	$ 195,987
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.060	0.060
Tier 1 capital to risk well capitalized amount	$ 303,333	$ 261,316
Tier 1 capital to risk weighted assets regulatory well capitalized ratio	0.080	0.080
Common equity Tier 1 capital to risk weighted assets actual amount	$ 463,205	$ 411,543
Common equity Tier 1 capital to risk weighted assets actual ratio	0.122	0.126
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 170,625	$ 146,990
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.045	0.045
Common equity Tier 1 capital to risk weighted assets regulatory well capitalized	$ 246,458	$ 212,319
Common equity Tier 1 capital to risk weighted assets well capitalized ratio	0.065	0.065
Tier 1 capital to average assets actual amount	$ 463,220	$ 411,543
Tier 1 capital to average assets actual ratio	0.111	0.107
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 166,648	$ 154,230
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040	0.040
Tier 1 capital to average assets well capitalized	$ 208,310	$ 192,787
Tier 1 capital to average assets well capitalized ratio (as a percent)	0.050	0.050